SCHEDULE OF INCOME TAX PROVISION (BENEFIT) (Details) - USD ($)	9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Current income tax expenses	$ 169,171	$ 254,553
Total	$ 169,171	$ 254,553